ASSETS CLASSIFIED AS HELD FOR SALE (Details) $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) item MW
ASSETS CLASSIFIED AS HELD FOR SALE
Cash and cash equivalents	$ 46,084	$ 12,518
Trade and other receivables	34,582	30,097
Total assets	581,108	476,246
Liabilities associated with assets held for sale	$ 474,880	342,324
Assets and liabilities classified as held for sale
ASSETS CLASSIFIED AS HELD FOR SALE
IPP solar parks held for sale		34,684
Cash and cash equivalents		3,917
Trade and other receivables		6,968
Other assets		1,437
Total assets		47,006
Liabilities associated with assets held for sale		$ 3,380
Assets and liabilities classified as held for sale | Greece
ASSETS CLASSIFIED AS HELD FOR SALE
Operating solar parks approved to be disposed off, Number | item		20
Operating solar parks approved to be disposed off, Capacity (in MW) | MW		23
Assets and liabilities classified as held for sale | Canada
ASSETS CLASSIFIED AS HELD FOR SALE
Operating solar parks approved to be disposed off, Number | item		6